LOANS (Schedule of Recorded Investment in Restructured Loans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 contracts	Dec. 31, 2013 contracts	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	4
Recorded Investment	$ 21	$ 100
Allowance for loan losses associated with TDRs	618	402	840
Commercial, Financial and Agricultural [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Recorded Investment		2
Real Estate - Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		0
Recorded Investment
Real Estate - Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		3
Recorded Investment		98
Installment Loans to Individuals [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		0
Recorded Investment
All Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		0
Recorded Investment